Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of components of the income tax provision
The components of the income tax provision are as follows:

	For the years ended December 31,
	2023	2024	2025	2025
	HK$	HK$	HK$	US$
Current tax
Hong Kong	(5,877)	-	6,226	800
Total current tax	(5,877)	-	6,226	800

Deferred tax:
Hong Kong	154,186	781,759	(3,046,757)	(391,448)
Total deferred tax	154,186	781,759	(3,046,757)	(391,448)
Total income tax expense	148,309	781,759	(3,040,531)	(390,648)

Schedule of deferred tax assets and liabilities
The Company measures deferred tax assets and liabilities based on the difference between the financial statement and tax bases of assets and liabilities at the applicable tax rates. Components of the Company’s deferred tax asset and liability are as follows:

	For the years ended December 31
	2024	2025	2025
	HK$	HK$	US$
Deferred tax assets:
- Depreciation of property and equipment	25,168	-	-
- Net operating loss carry forwards	2,852,133	4,673,163	600,409
Total deferred tax assets	2,877,301	4,673,163	600,409
Less: valuation allowance	(2,852,133)	(4,673,163)	(600,409)
Deferred tax assets, net	25,168	-	-

Deferred tax liabilities:
- Depreciation of property and equipment	-	(27,524)	(3,536)
- Amortization of capitalized development costs	(3,099,882)	(433)	(56)
Deferred tax liabilities, net	(3,074,714)	(27,957)	(3,592)

Schedule of reconciliation of provision for income taxes
Reconciliation between the provision for income taxes computed by applying the Hong Kong Profits Tax rate of 16.5% to income before income taxes and the actual provision of income taxes is as follows:

	For the years ended December 31,

	2023	2024	2025	2025
	HK$	HK$	HK$	US$
Profit (loss) before income taxes	6,777,190	(19,429,233)	75,704,173	9,726,487
Hong Kong Profits Tax rate	16.5%	16.5%	16.5%	16.5%
Income taxes computed at Hong Kong Profits Tax rate	1,118,236	(3,205,824)	12,491,190	1,604,871
Reconciling items:
Tax effect of income that is not taxable	(42,605)	(24,777)	4,462	573
Tax effect of expenses that are not deductible (2)	587,035	527,337	43,688	5,613
The effect of tax rates in different tax jurisdictions	4,950	2,241,106	(16,821,462)	(2,161,225)
Research and development credit (1)	(1,529,698)	(1,644,560)	-	-
Change in valuation allowance	-	2,852,133	1,244,906	159,946
Tax credits	-	-	(3,000)	(385)
Others	10,391	36,344	(315)	(41)
Income tax expenses	148,309	781,759	(3,040,531)	(390,648)
(1)Research and development credit was arising from the tax authority of Hong Kong provided enhanced tax deduction for expenditure incurred by enterprises on a qualifying research and development activity and enterprises will be able to enjoy additional tax deduction for expenditure incurred on domestic research and development.
(2)These non-deductible expenses included non-deductible IPO expenses, allowance for credit losses and penalty and entertainment.